Average Annual Total Returns	Calvert Global Energy Solutions Fund MSCI ACWI One Year	Calvert Global Energy Solutions Fund MSCI ACWI Five Years	Calvert Global Energy Solutions Fund MSCI ACWI Ten Years	Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark One Year	Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Five Years	Calvert Global Energy Solutions Fund Calvert Global Energy Research Spliced Benchmark Ten Years	Calvert Global Energy Solutions Fund Calvert Global Energy Research Index One Year	Calvert Global Energy Solutions Fund Calvert Global Energy Research Index Five Years	Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) One Year	Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Five Years	Calvert Global Energy Solutions Fund Alerian Global Alternative Energy Index (Composite) Ten Years	Calvert Global Energy Solutions Fund Class A One Year	Calvert Global Energy Solutions Fund Class A Five Years	Calvert Global Energy Solutions Fund Class A Ten Years	Calvert Global Energy Solutions Fund Class A After Taxes on Distributions One Year	Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Five Years	Calvert Global Energy Solutions Fund Class A After Taxes on Distributions Ten Years	Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales One Year	Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Global Energy Solutions Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Global Energy Solutions Fund Class C One Year	Calvert Global Energy Solutions Fund Class C Five Years	Calvert Global Energy Solutions Fund Class C Ten Years	Calvert Global Energy Solutions Fund Class I One Year	Calvert Global Energy Solutions Fund Class I Five Years	Calvert Global Energy Solutions Fund Class I Ten Years	Calvert Global Water Fund MSCI ACWI One Year	Calvert Global Water Fund MSCI ACWI Five Years	Calvert Global Water Fund MSCI ACWI Ten Years	Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark One Year	Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Five Years	Calvert Global Water Fund Calvert Global Water Research Spliced Benchmark Ten Years	Calvert Global Water Fund Calvert Global Water Research Index One Year	Calvert Global Water Fund Calvert Global Water Research Index Five Years	Calvert Global Water Fund S-Network Global Water Index One Year	Calvert Global Water Fund S-Network Global Water Index Five Years	Calvert Global Water Fund S-Network Global Water Index Ten Years	Calvert Global Water Fund Class A One Year	Calvert Global Water Fund Class A Five Years	Calvert Global Water Fund Class A Ten Years	Calvert Global Water Fund Class A After Taxes on Distributions One Year	Calvert Global Water Fund Class A After Taxes on Distributions Five Years	Calvert Global Water Fund Class A After Taxes on Distributions Ten Years	Calvert Global Water Fund Class A After Taxes on Distributions and Sales One Year	Calvert Global Water Fund Class A After Taxes on Distributions and Sales Five Years	Calvert Global Water Fund Class A After Taxes on Distributions and Sales Ten Years	Calvert Global Water Fund Class C One Year	Calvert Global Water Fund Class C Five Years	Calvert Global Water Fund Class C Ten Years	Calvert Global Water Fund Class I One Year	Calvert Global Water Fund Class I Five Years	Calvert Global Water Fund Class I Ten Years
Total	22.20%	11.71%	7.92%	6.37%	16.20%	7.92%	6.37%	16.20%	14.96%	25.29%	12.63%	(0.12%)	13.43%	4.53%	(0.12%)	13.41%	4.47%	0.26%	10.95%	3.68%	3.60%	13.82%	4.40%	5.65%	14.95%	5.43%	22.20%	11.71%	7.92%	19.62%	12.71%	8.70%	19.62%	12.71%	17.10%	10.01%	7.65%	12.09%	10.17%	4.78%	11.54%	9.94%	4.37%	7.75%	8.17%	3.70%	16.37%	10.53%	4.73%	18.55%	11.64%	5.71%